SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Deferred income tax liabilities(1):
Property, plant and equipment	[1]	$ (43,240,000)	$ (39,172,000)
Commodity contracts	[1]	(65,000)	(189,000)
Stock based compensation		278,000	835,000
Asset retirement obligations		527,000	461,000
Leases		11,000
Accrued bonus		229,000
Other		1,000	15,000
Loss carry-forward		28,176,000	29,349,000
Deferred tax assets and liabilities		(14,083,000)	$ (8,701,000)
Stock based compensation.		$ 651

[1]	A total of $651 of the change in deferred tax liabilities was recognized in equity as it relates to stock based compensation.